Capital disclosures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of liquidity and capitalization [Line Items]
Cash and cash equivalents	$ 932,069,000	$ 833,841,000	$ 416,763,000
Total liquidity	1,832,069,000	1,760,841,000
Total debt	2,158,192,000	2,363,372,000
Non-controlling interests	271,155,000	292,357,000
Shareholders’ equity	1,683,576,000	1,149,100,000
Total capitalization	$ 4,112,923,000	$ 3,804,829,000
Total debt to capitalization	52.00%	62.00%
Net debt to capitalization	39.00%	51.00%
Repayments of construction borrowings, classified as financing activities	$ 173,000,000	$ 0
Revolving credit facility
Disclosure of liquidity and capitalization [Line Items]
Undrawn credit facility	300,000,000	300,000,000
G3 construction facility
Disclosure of liquidity and capitalization [Line Items]
Undrawn credit facility	600,000,000	627,000,000
Total debt	0	176,335,000
Unsecured notes
Disclosure of liquidity and capitalization [Line Items]
Total debt	1,981,199,000	1,979,125,000
Egypt limited recourse debt facilities
Disclosure of liquidity and capitalization [Line Items]
Total debt	$ 0	46,948,000
Ownership of subsidiary, percentage of inclusion	100.00%
Other limited recourse debt facilities
Disclosure of liquidity and capitalization [Line Items]
Total debt	$ 176,993,000	160,964,000
Geismar 3 construction facility
Disclosure of liquidity and capitalization [Line Items]
Undrawn credit facility	600,000,000	800,000,000
Total debt	0	$ 176,335,000
Repayments of construction borrowings, classified as financing activities	$ 173,000,000